STATUTORY RESERVES	12 Months Ended
Dec. 31, 2019
STATUTORY RESERVES
STATUTORY RESERVES

NOTE 15 – STATUTORY RESERVES

The Company’s PRC subsidiaries are required to allocate at least 10%of its after tax profits as determined under generally accepted accounting principles in the PRC to its statutory surplus reserve until the reserve balance reaches 50% of respective registered capital. For the years ended December 31, 2019, 2018 and 2017, the Company’s PRC subsidiaries made appropriations to the reserve fund of $1,393,320, $18,844,626 and $5,051, respectively. The accumulated balance of the statutory reserve as of December 31, 2019 and 2018 was $54,751,734 and $53,358,414, respectively.